Income Taxes - Narrative (Details) - USD ($)		12 Months Ended
	Nov. 18, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Deferred tax assets, state	$ 0
Deferred rate changes	$ 6,900,000	$ 8,981,000	$ 16,000
Limitation on taxable income (as a percent)		80.00%
Research tax credit carryforwards		$ 17,000,000	$ 15,100,000
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss		278,500,000
Operating loss carryforwards not subject to expiration		117,300,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss		$ 278,900,000